Employee Benefits (Post-Employment) - Schedule of Defined Benefit Costs (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined benefit plans [line items]
Service cost	$ 261	$ 281	$ 238
Interest on net liabilities (assets)	1,757	2,288	1,956
Net expenses for the year	2,018	2,569	2,194
Related to retirees [member]
Disclosure of defined benefit plans [line items]
Net expenses for the year	1,401	1,791	1,363
Cost of sales [member] | Active employees [member]
Disclosure of defined benefit plans [line items]
Net expenses for the year	427	539	563
Operating expense [member] | Active employees [member]
Disclosure of defined benefit plans [line items]
Net expenses for the year	190	239	268
Petros Pension Plan [member]
Disclosure of defined benefit plans [line items]
Service cost	21	86	75
Interest on net liabilities (assets)	240	1,107	902
Net expenses for the year	261	1,193	977
Petros Pension Plan [member] | Related to retirees [member]
Disclosure of defined benefit plans [line items]
Net expenses for the year	198	862	616
Petros Pension Plan [member] | Cost of sales [member] | Active employees [member]
Disclosure of defined benefit plans [line items]
Net expenses for the year	46	236	256
Petros Pension Plan [member] | Operating expense [member] | Active employees [member]
Disclosure of defined benefit plans [line items]
Net expenses for the year	17	95	105
Petros renegotiated pension plan [member]
Disclosure of defined benefit plans [line items]
Service cost	51
Interest on net liabilities (assets)	467
Net expenses for the year	518
Petros renegotiated pension plan [member] | Related to retirees [member]
Disclosure of defined benefit plans [line items]
Net expenses for the year	386
Petros renegotiated pension plan [member] | Cost of sales [member] | Active employees [member]
Disclosure of defined benefit plans [line items]
Net expenses for the year	94
Petros renegotiated pension plan [member] | Operating expense [member] | Active employees [member]
Disclosure of defined benefit plans [line items]
Net expenses for the year	38
Petros nonrenegotiated pension plan [member]
Disclosure of defined benefit plans [line items]
Service cost	6
Interest on net liabilities (assets)	152
Net expenses for the year	158
Petros nonrenegotiated pension plan [member] | Related to retirees [member]
Disclosure of defined benefit plans [line items]
Net expenses for the year	126
Petros nonrenegotiated pension plan [member] | Cost of sales [member] | Active employees [member]
Disclosure of defined benefit plans [line items]
Net expenses for the year	23
Petros nonrenegotiated pension plan [member] | Operating expense [member] | Active employees [member]
Disclosure of defined benefit plans [line items]
Net expenses for the year	9
Petros 2 Pension Plan [member]
Disclosure of defined benefit plans [line items]
Service cost	31	40	21
Interest on net liabilities (assets)	22	32	10
Net expenses for the year	53	72	31
Petros 2 Pension Plan [member] | Related to retirees [member]
Disclosure of defined benefit plans [line items]
Net expenses for the year	10	12	4
Petros 2 Pension Plan [member] | Cost of sales [member] | Active employees [member]
Disclosure of defined benefit plans [line items]
Net expenses for the year	29	40	18
Petros 2 Pension Plan [member] | Operating expense [member] | Active employees [member]
Disclosure of defined benefit plans [line items]
Net expenses for the year	14	20	9
AMS Medical Plan [member]
Disclosure of defined benefit plans [line items]
Service cost	147	151	124
Interest on net liabilities (assets)	871	1,142	1,040
Net expenses for the year	1,018	1,293	1,164
AMS Medical Plan [member] | Related to retirees [member]
Disclosure of defined benefit plans [line items]
Net expenses for the year	678	916	742
AMS Medical Plan [member] | Cost of sales [member] | Active employees [member]
Disclosure of defined benefit plans [line items]
Net expenses for the year	235	263	287
AMS Medical Plan [member] | Operating expense [member] | Active employees [member]
Disclosure of defined benefit plans [line items]
Net expenses for the year	105	114	135
Other plans [member]
Disclosure of defined benefit plans [line items]
Service cost	5	4	18
Interest on net liabilities (assets)	5	7	4
Net expenses for the year	10	11	22
Other plans [member] | Related to retirees [member]
Disclosure of defined benefit plans [line items]
Net expenses for the year	3	1	1
Other plans [member] | Cost of sales [member] | Active employees [member]
Disclosure of defined benefit plans [line items]
Net expenses for the year			2
Other plans [member] | Operating expense [member] | Active employees [member]
Disclosure of defined benefit plans [line items]
Net expenses for the year	$ 7	$ 10	$ 19